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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450      Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(859) 957-1803

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

AlphaMark Large Cap Growth Fund AlphaMark Small Cap Growth Fund Each a series of AlphaMark Investment Trust Semi-Annual Report February 28, 2015 (Unaudited)

ALPHAMARK LARGE CAP GROWTH FUND
PORTFOLIO INFORMATION
February 28, 2015 (Unaudited)

Sector Diversification (% of Net Assets)

25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Information Technology
Materials
Telecommunication Services
Utilities

Top Ten Equity Holdings
Security Description	% of Net Assets
Ross Stores, Inc.	5.0%
Novo Nordisk A/S - ADR	3.7%
Intercontinental Exchange, Inc.	3.6%
Jazz Pharmaceuticals plc	3.6%
Fifth Third Bancorp	3.4%
Mylan N.V.	3.3%
Live Nation Entertainment, Inc.	3.3%
FirstMerit Corp.	3.3%
Continental Resources, Inc.	3.3%
Tesoro Corp.	3.3%

ALPHAMARK SMALL CAP GROWTH FUND
PORTFOLIO INFORMATION
February 28, 2015 (Unaudited)

Sector Diversification (% of Net Assets)

35.0%
30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Information Technology
Materials
Telecommunication Services
Utilities

Top Ten Equity Holdings
Security Description	% of Net Assets
Momenta Pharmaceuticals, Inc.	7.1%
Basic Energy Services, Inc.	6.8%
Depomed, Inc.	3.9%
Astronics Corp.	3.9%
Motorcar Parts of America, Inc.	3.9%
Bazaarvoice, Inc.	3.7%
Hollysys Automation Technologies Ltd	3.7%
Sagent Pharmaceuticals, Inc.	3.5%
Monotype Imaging Holdings, Inc.	3.5%
MarketAxess Holdings, Inc.	3.5%

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

COMMON STOCKS — 98.0%	Shares	Value
Consumer Discretionary — 11.5%
Hotels, Restaurants & Leisure — 3.2%
Starwood Hotels & Resorts Worldwide, Inc.	9,713	$780,245

Media — 3.3%
Live Nation Entertainment, Inc. *	31,675	810,563

Specialty Retail — 5.0%
Ross Stores, Inc.	11,530	1,219,990

Consumer Staples — 8.5%
Food & Staples Retailing — 3.1%
Whole Foods Market, Inc.	13,300	751,317

Food Products — 2.6%
Tyson Foods, Inc. - Class A	15,000	619,650

Personal Products — 2.8%
Estée Lauder Cos., Inc. (The) - Class A	8,298	685,996

Energy — 9.7%
Oil, Gas & Consumable Fuels — 9.7%
Continental Resources, Inc. *	18,120	806,159
EOG Resources, Inc.	8,478	760,646
Tesoro Corp.	8,680	797,171
		2,363,976
Financials — 13.6%
Banks — 6.7%
Fifth Third Bancorp	42,500	822,800
FirstMerit Corp.	44,500	807,675
		1,630,475
Consumer Finance — 3.3%
American Express Co.	9,764	796,645

Diversified Financial Services — 3.6%
Intercontinental Exchange, Inc.	3,765	886,130

Health Care — 13.9%
Biotechnology — 3.3%
Amgen, Inc.	5,043	795,382

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.0% (Continued)	Shares	Value
Health Care — 13.9% (Continued)
Pharmaceuticals — 10.6%
Jazz Pharmaceuticals plc *	5,205	$885,319
Mylan N.V. *	14,232	815,849
Novo Nordisk A/S - ADR	18,705	893,164
		2,594,332
Industrials — 11.5%
Airlines — 2.7%
Delta Air Lines, Inc.	14,975	666,687

Commercial Services & Supplies — 2.6%
Waste Management, Inc.	11,500	626,520

Electrical Equipment — 3.0%
Rockwell Automation, Inc.	6,170	722,137

Machinery — 3.2%
Flowserve Corp.	12,690	788,429

Information Technology — 20.6%
Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp. - Class A	10,776	608,413

Internet Software & Services — 2.8%
Akamai Technologies, Inc. *	9,683	673,065

Semiconductors & Semiconductor Equipment — 5.5%
Avago Technologies Ltd.	5,743	732,922
Broadcom Corp. - Class A	13,160	595,227
		1,328,149
Software — 4.8%
Open Text Corp.	9,950	579,289
Oracle Corp.	13,582	595,163
		1,174,452
Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	5,219	670,433
EMC Corp.	18,855	545,663
		1,216,096
Materials — 4.2%
Chemicals — 2.1%
Eastman Chemical Co.	6,920	515,263

Containers & Packaging — 2.1%
Packaging Corp. of America	6,209	514,478

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.0% (Continued)	Shares	Value
Telecommunication Services — 4.5%
Diversified Telecommunication Services — 4.5%
CenturyLink, Inc.	14,175	$536,666
Verizon Communications, Inc.	11,181	552,900
		1,089,566

Total Common Stocks (Cost $16,548,829)		$23,857,956

MONEY MARKET FUNDS — 1.9%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.03% (a)	351,240	$351,240
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.06% (a)	117,080	117,080
Total Money Market Funds (Cost $468,320)		$468,320

Total Investments at Value — 99.9% (Cost $17,017,149)		$24,326,276

Other Assets in Excess of Liabilities — 0.1%		34,865

Total Net Assets — 100.0%		$24,361,141

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of February 28, 2015.

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

COMMON STOCKS — 95.9%	Shares	Value
Consumer Discretionary — 9.5%
Auto Components — 3.9%
Motorcar Parts of America, Inc. *	31,500	$826,875

Diversified Consumer Services — 2.9%
TAL Education Group - ADR *	20,300	623,616

Household Durables — 2.7%
Universal Electronics, Inc. *	10,100	570,751

Energy — 10.0%
Energy Equipment & Services — 6.8%
Basic Energy Services, Inc. *	194,500	1,447,080

Oil, Gas & Consumable Fuels — 3.2%
Global Partners LP	17,100	679,725

Financials — 13.0%
Consumer Finance — 3.3%
Credit Acceptance Corp. *	3,850	705,705

Diversified Financial Services — 3.5%
MarketAxess Holdings, Inc.	9,250	736,207

Insurance — 3.1%
Employers Holdings, Inc.	28,000	660,520

Thrifts & Mortgage Finance — 3.1%
BofI Holding, Inc. *	7,450	658,580

Health Care — 17.6%
Biotechnology — 7.1%
Momenta Pharmaceuticals, Inc. *	110,309	1,505,718

Health Care Equipment & Supplies — 3.1%
Natus Medical, Inc. *	18,261	653,561

Pharmaceuticals — 7.4%
Depomed, Inc. *	37,900	831,905
Sagent Pharmaceuticals, Inc. *	27,350	743,373
		1,575,278

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.9% (Continued)	Shares	Value
Industrials — 12.4%
Aerospace & Defense — 3.9%
Astronics Corp. *	11,899	$827,694

Machinery — 5.7%
Blount International, Inc. *	37,200	617,148
Greenbrier Cos., Inc. (The)	10,000	587,700
		1,204,848
Trading Companies & Distributors — 2.8%
DXP Enterprises, Inc. *	12,800	586,240

Information Technology — 33.4%
Communications Equipment — 3.0%
Ixia *	56,000	637,280

Electronic Equipment, Instruments & Components — 7.0%
Hollysys Automation Technologies Ltd.	42,000	782,460
Methode Electronics, Inc.	18,025	700,992
		1,483,452
Internet Software & Services — 10.0%
Bazaarvoice, Inc. *	85,500	790,875
Cimpress N.V. *	8,600	718,100
Phoenix New Media Ltd. - ADR *	83,000	609,220
		2,118,195
Semiconductors & Semiconductor Equipment — 6.7%
Cirrus Logic, Inc. *	23,500	707,585
Mellanox Technologies Ltd. *	15,000	714,600
		1,422,185
Software — 6.7%
Monotype Imaging Holdings, Inc.	23,200	742,632
Net 1 UEPS Technologies, Inc. *	50,654	691,934
		1,434,566

Total Common Stocks (Cost $19,497,209)		$20,358,076

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 4.0%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.03% (a)	641,857	$641,857
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.06% (a)	213,952	213,952
Total Money Market Funds (Cost $855,809)		$855,809

Total Investments at Value — 99.9% (Cost $20,353,018)		$21,213,885

Other Assets in Excess of Liabilities — 0.1%		15,079

Total Net Assets — 100.0%		$21,228,964

ADR — American Depositary Receipt.

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of February 28, 2015.

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2015 (Unaudited)

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund
ASSETS
Investments in securities:
At acquisition cost	$17,017,149	$20,353,018
At value (Note 2)	$24,326,276	$21,213,885
Dividends receivable	26,984	16,811
Receivable for capital shares purchased	13,900	—
Other assets	18,627	17,432
TOTAL ASSETS	24,385,787	21,248,128

LIABILITIES
Accrued advisory fees (Note 4)	11,522	6,547
Payable to administrator (Note 4)	5,680	5,650
Other accrued expenses	7,444	6,967
TOTAL LIABILITIES	24,646	19,164

NET ASSETS	$24,361,141	$21,228,964

Net assets consist of:
Paid-in capital	$15,132,876	$18,908,575
Accumulated net investment loss	(27,776)	(44,061)
Accumulated net realized gains from security transactions	1,946,914	1,503,583
Net unrealized appreciation on investments	7,309,127	860,867
NET ASSETS	$24,361,141	$21,228,964

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,475,481	1,726,767

Net asset value, offering price and redemption price per share (a) (Note 2)	$16.51	$12.29

(a)	Redemption price varies based on length of time shares are held.
See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2015 (Unaudited)

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund
INVESTMENT INCOME
Dividend income	$144,503	$54,075
Foreign withholding taxes on dividends	(894)	—
TOTAL INVESTMENT INCOME	143,609	54,075

EXPENSES
Investment advisory fees (Note 4)	114,277	89,783
Distribution fees (Note 4)	28,569	22,446
Professional fees	16,960	16,960
Fund accounting fees (Note 4)	16,143	15,904
Administration fees (Note 4)	12,000	12,000
Transfer agent fees (Note 4)	6,000	6,000
Registration and filing fees	5,440	6,390
Insurance expense	5,393	4,598
Custody and bank service fees	4,862	5,053
Trustees' fees and expenses (Note 4)	4,550	4,550
Compliance service fees (Note 4)	3,000	3,000
Printing of shareholder reports	1,917	2,157
Postage and supplies	1,672	1,772
Other expenses	2,612	2,532
TOTAL EXPENSES	223,395	193,145
Fee reductions by the Advisor (Note 4)	(51,979)	(58,471)
NET EXPENSES	171,416	134,674

NET INVESTMENT LOSS	(27,807)	(80,599)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	2,212,219	3,210,274
Net change in unrealized appreciation/depreciation on investments	(1,024,938)	(2,328,129)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,187,281	882,145

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,159,474	$801,546

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
FROM OPERATIONS
Net investment income (loss)	$(27,807)	$8,107
Net realized gains from security transactions	2,212,219	2,928,432
Net change in unrealized appreciation/depreciation on investments	(1,024,938)	2,493,601
Net increase in net assets from operations	1,159,474	5,430,140

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(8,076)	—
From net realized gains	(2,706,277)	(1,675,247)
Decrease in net assets resulting from distributions to shareholders	(2,714,353)	(1,675,247)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,402,048	4,418,328
Net asset value of shares issued in reinvestment of distributions to shareholders	2,714,353	1,675,247
Proceeds from redemption fees collected (Note 2)	—	45
Payments for shares redeemed	(2,790,926)	(5,116,421)
Net increase in net assets from capital share transactions	2,325,475	977,199

TOTAL INCREASE IN NET ASSETS	770,596	4,732,092

NET ASSETS
Beginning of period	23,590,545	18,858,453
End of period	$24,361,141	$23,590,545

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(27,776)	$8,107

CAPITAL SHARE ACTIVITY
Shares sold	149,211	278,314
Shares reinvested	171,361	106,365
Shares redeemed	(168,975)	(319,861)
Net increase in shares outstanding	151,597	64,818
Shares outstanding at beginning of period	1,323,884	1,259,066
Shares outstanding at end of period	1,475,481	1,323,884

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
FROM OPERATIONS
Net investment loss	$(80,599)	$(87,125)
Net realized gains from security transactions	3,210,274	4,587,300
Net change in unrealized appreciation/depreciation on investments	(2,328,129)	(736,529)
Net increase in net assets from operations	801,546	3,763,646

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(5,381,151)	(1,096,399)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,794,064	1,509,740
Net asset value of shares issued in reinvestment of distributions to shareholders	5,381,151	1,096,399
Proceeds from redemption fees collected (Note 2)	146	130
Payments for shares redeemed	(2,036,961)	(5,759,762)
Net increase (decrease) in net assets from capital share transactions	7,138,400	(3,153,493)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,558,795	(486,246)

NET ASSETS
Beginning of period	18,670,169	19,156,415
End of period	$21,228,964	$18,670,169

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(44,061)	$36,538

CAPITAL SHARE ACTIVITY
Shares sold	284,218	95,938
Shares reinvested	471,617	69,480
Shares redeemed	(151,297)	(369,490)
Net increase (decrease) in shares outstanding	604,538	(204,072)
Shares outstanding at beginning of period	1,122,229	1,326,301
Shares outstanding at end of period	1,726,767	1,122,229

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value at beginning of period	$17.82		$14.98	$13.76	$12.60	$11.19	$11.37

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.01	(0.01)	(0.01)	(0.04)	(0.04)
Net realized and unrealized gains (losses) on investments	0.79		4.24	2.45	1.70	1.86	(0.03)
Total from investment operations	0.77		4.25	2.44	1.69	1.82	(0.07)

Less distributions:
From net investment income	(0.00	)(a)	—	—	—	—	—
From net realized gains	(2.08)		(1.41)	(1.22)	(0.53)	(0.41)	(0.11)
Total distributions	(2.08)		(1.41)	(1.22)	(0.53)	(0.41)	(0.11)

Proceeds from redemption fees collected (Note 2)	—		0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	—

Net asset value at end of period	$16.51		$17.82	$14.98	$13.76	$12.60	$11.19

Total return (b)	4.84	%(c)	29.59%	19.29%	14.03%	16.15%	(0.69%)

Net assets at end of period (000’s)	$24,361		$23,591	$18,858	$17,115	$15,856	$12,009

Ratio of total expenses to average net assets	1.95	%(d)	1.94%	2.03%	2.11%	2.08%	2.32%

Ratio of net expenses to average net assets (e)	1.50	%(d)	1.50%	1.50%	1.50%	1.50%	1.50%

Ratio of net investment income (loss) to average net assets (e)	(0.24	%)(d)	0.04%	(0.06%)	(0.08%)	(0.35%)	(0.32%)

Portfolio turnover rate	29	%(c)	30%	40%	52%	47%	30%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value at beginning of period	$16.64		$14.44	$14.31	$14.05	$11.40	$10.23

Income (loss) from investment operations:
Net investment loss	(0.06)		(0.08)	(0.04)	(0.11)	(0.12)	(0.11)
Net realized and unrealized gains on investments	0.34		3.25	1.73	1.70	3.29	1.28
Total from investment operations	0.28		3.17	1.69	1.59	3.17	1.17

Less distributions:
From net realized gains	(4.63)		(0.97)	(1.56)	(1.33)	(0.52)	—

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	—

Net asset value at end of period	$12.29		$16.64	$14.44	$14.31	$14.05	$11.40

Total return (b)	3.84	%(c)	22.30%	12.88%	12.02%	27.52%	11.44%

Net assets at end of period (000’s)	$21,229		$18,670	$19,156	$17,680	$15,540	$10,729

Ratio of total expenses to average net assets	2.15	%(d)	2.04%	2.03%	2.07%	2.14%	2.55%

Ratio of net expenses to average net assets (e)	1.50	%(d)	1.50%	1.50%	1.50%	1.50%	1.50%

Ratio of net investment loss to average net assets (e)	(0.90	%)(d)	(0.47%)	(0.28%)	(0.77%)	(0.86%)	(1.07%)

Portfolio turnover rate	149	%(c)	99%	113%	117%	111%	73%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited)

1.	Organization

AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are each a no-load series of AlphaMark Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated June 24, 2008. The public offering of shares of the Funds commenced on October 31, 2008.

The investment objective of each Fund is long-term growth of capital. AlphaMark Large Cap Growth Fund is a diversified fund and AlphaMark Small Cap Fund is a non-diversified fund.

2.	Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type, as of February 28, 2015:

AlphaMark Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$23,857,956	$—	$—	$23,857,956
Money Market Funds	468,320	—	—	468,320
Total	$24,326,276	$—	$—	$24,326,276

AlphaMark Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,358,076	$—	$—	$20,358,076
Money Market Funds	855,809	—	—	855,809
Total	$21,213,885	$—	$—	$21,213,885

See each Fund’s Schedule of Investments for a listing of the common stocks by industry type.

The Funds did not have any transfers into and out of any Level as of February 28, 2015. The Funds did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 1.5%, payable to the applicable Fund, if redeemed within sixty days of the date of purchase. During the periods ended February 28, 2015 and August 31, 2014, proceeds from redemption fees totaled $0 and $45, respectively, for AlphaMark Large Cap Growth Fund and $146 and $130, respectively, for AlphaMark Small Cap Growth Fund.

Security transactions and investment income – Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

Distributions to shareholders – Dividends arising from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid to shareholders of the Funds during the periods ended February 28, 2015 and August 31, 2014 was as follows:

	Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
AlphaMark Large Cap Growth Fund	2/28/15	$75,554	$2,638,799	$2,714,353
	8/31/14	$245,632	$1,429,615	$1,675,247
AlphaMark Small Cap Growth Fund	2/28/15	$1,629,261	$3,751,890	$5,381,151
	8/31/14	$307,314	$789,085	$1,096,399

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of their net investment income and net realized gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following is computed on a tax basis for each item as of February 28, 2015:

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund
Cost of portfolio investments	$17,018,163	$20,789,415
Gross unrealized appreciation	$7,352,712	$2,047,999
Gross unrealized depreciation	(44,599)	(1,623,529)
Net unrealized appreciation	7,308,113	424,470
Accumulated ordinary loss	(27,776)	(150,627)
Other gains	1,947,928	2,046,546
Total distributable earnings	$9,228,265	$2,320,389

The difference between the federal income tax cost of portfolio investments and the financial statement cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales, and adjustments to basis on publicly traded partnerships.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and concluded that no provision for unrecognized tax benefits or expenses should be recorded related to uncertain tax positions taken in the Funds’ current tax year and in the Funds’ tax returns for all open tax years (tax years ended August 31, 2012 through August 31, 2014).

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

During the six months ended February 28, 2015, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed during the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3.	Investment Transactions

During the six months ended February 28, 2015, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund
Cost of purchases of investment securities	$6,551,511	$27,882,622
Proceeds from sales of investment securities	$7,336,408	$26,598,640

4.	Transactions with Related Parties

The President of AlphaMark Advisors, LLC (the “Advisor”), the investment advisor to the Funds, is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Funds’ administrator, transfer agent, and fund accounting agent, and Ultimus Fund Distributors, LLC, the Funds’ principal underwriter and an affiliate of Ultimus.

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an interested person of the Trust receives an annual retainer of $2,000 and a fee of $500 for each Board meeting attended, plus reimbursement of travel and other expenses incurred in attending meetings, if any.

The Chief Compliance Officer (the “CCO”) of the Trust is an employee of the Advisor. Each Fund reimburses the Advisor $6,000 annually for the services provided by the CCO to the Trust.

INVESTMENT ADVISORY AGREEMENT
Under the terms of Investment Advisory Agreements between the Trust and the Advisor, the Advisor serves as the investment advisor to the Funds. Each Fund pays the Advisor an investment advisory fee computed at the annual rate of 1.00% of its average daily net assets.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The Advisor has contractually agreed, until at least December 31, 2015, to reduce its investment advisory fees and to reimburse other Fund operating expenses to the extent necessary to limit each Fund’s annual ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to 1.50% of its average daily net assets. Pursuant to this agreement, the Advisor reduced its fees by $51,979 and $58,471 with respect to AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively, during the six months ended February 28, 2015. Any such fee reductions and expense reimbursements by the Advisor are subject to repayment by the Funds, provided that the repayment does not cause a Fund’s ordinary operating expenses to exceed the 1.50% expense limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. As of February 28, 2015, the Advisor may in the future recover fee reductions and expense reimbursements totaling $298,112 and $312,808 from AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively. The Advisor may recover these amounts no later than the dates stated below:

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund
August 31, 2015	$55,097	$55,269
August 31, 2016	99,013	99,880
August 31, 2017	92,023	99,188
February 28, 2018	51,979	58,471
	$298,112	$312,808

During the six months ended February 28, 2015, recoupable expense reimbursements of $43,211 and $43,660 expired for AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively.

OTHER SERVICE PROVIDERS
Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, the Funds pay Ultimus fees in accordance with the terms of the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to postage, supplies and costs of pricing the Funds’ portfolio securities.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTION PLAN
The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) which allows each Fund to incur expenses related to the distribution of its shares. The annual fees payable under the Plan may not exceed an amount equal to 0.25% of each Fund’s average daily net assets. During the six months ended February 28, 2015, the total expenses incurred pursuant to the Plan were $28,569 and $22,446 for AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively.

5. Beneficial Ownership

As of February 28, 2015, Charles Schwab & Co., Inc., for the benefit of its customers, owned of record 96% and 98% of the outstanding shares of AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively.

6. Derivatives Transactions

The Funds did not engage in any transactions in derivatives during the six months ended February 28, 2015.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

8. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in a Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of February 28, 2015, AlphaMark Small Cap Fund had 33.4% of the value of its net assets invested in stocks within the Information Technology sector.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

9. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except as reflected in the following paragraph:

The Board of Trustees has determined to discontinue the operations of the AlphaMark Small Cap Growth Fund. All outstanding shares of the AlphaMark Small Cap Growth Fund will be redeemed on or before April 30, 2015.

ALPHAMARK INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2014 – February 28, 2015).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1.5% is applied on the sale of shares redeemed within sixty days of the date of purchase. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

ALPHAMARK INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Net Expense Ratio(a)	Expenses Paid During Period(b)
AlphaMark Large Cap Growth Fund
Based on Actual Fund Return	$1,000.00	$1,048.40	1.50%	$7.62
Based on Hypothetical 5% Return	$1,000.00	$1,017.36	1.50%	$7.50

AlphaMark Small Cap Growth Fund
Based on Actual Fund Return	$1,000.00	$1,038.40	1.50%	$7.58
Based on Hypothetical 5% Return	$1,000.00	$1,017.36	1.50%	$7.50

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, muliplied by 181/365 (to reflect the one-half year period).

ALPHAMARK INVESTMENT TRUST
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-420-3350. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Rev. October 2010 Privacy Notice

FACTS	WHAT DOES THE ALPHAMARK INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪    Social Security number
▪    Assets
▪    Retirement Assets
▪    Transaction History
▪    Checking Account Information
▪    Purchase History
▪    Account Balances
▪    Account Transactions
▪    Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the AlphaMark Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the AlphaMark Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-420-3350

Who we are
Who is providing this notice?	AlphaMark Investment Trust AlphaMark Advisors, LLC (Advisor) Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the AlphaMark Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the AlphaMark Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪    Open an account
▪    Provide account information
▪    Give us your contact information
▪    Make deposits or withdrawals from your account
▪    Make a wire transfer
▪    Tell us where to send the money
▪    Tells us who receives the money
▪    Show your government-issued ID
▪    Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪    Affiliates from using your information to market to you
▪    Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪         AlphaMark Advisors, LLC, the investment advisor to the AlphaMark Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The AlphaMark Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The AlphaMark Investment Trust does not jointly market.

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ALPHAMARK INVESTMENT TRUST

Investment Adviser

AlphaMark Advisors, LLC
250 Grandview Drive, Suite 175
 Fort Mitchell, Kentucky 41017

Administrator

Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
 1-866-420-3350

Legal Counsel

Sullivan & Worcester LLP
One Post Office Square
 Boston, Massachusetts 02109
Distributor

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
 Cincinnati, Ohio 45246

Custodian

US Bank NA
425 Walnut Street
 Cincinnati, OH 45202

Board of Trustees

John W. Hopper, Jr., Chairman
T. Brian Brockhoff
 Michael L. Simon

Officers

Michael L. Simon, President
Christian A. Lucas, Vice President
Robert G. Dorsey, Vice President
Theresa M. Bridge, Treasurer
Wade R. Bridge, Secretary
 Anne M. Haggerty, Chief Compliance Officer

Item 2.	Code of Ethics.

No required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon

Michael L. Simon, President

Date	April 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon

Michael L. Simon, President

Date	April 30, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge

Theresa M. Bridge, Treasurer

Date	April 30, 2015

* Print the name and title of each signing officer under his or her signature.